Earnings/(loss) per share - Summary of Basic and Diluted Earnings (Losses) per Share (Detail) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average number of ordinary shares	55,073,045	55,073,045	54,899,456
Basic earnings/(losses) per share	€ (0.28)	€ (0.29)	€ (0.01)
Diluted earnings/(losses) per share	€ (0.28)	€ (0.29)	€ (0.01)